Right-of-use assets (Tables)	6 Months Ended
Feb. 28, 2023
Right-of-use Assets
Schedule of detailed information about right-of-use assets

A continuity of the Company’s right-of-use assets is as follows:

	2023	2022
	$	$

Balance, August 31,	11,115	557,022
Depreciation	(6,063)	(127,714)
Held for sale - Eden Games	-	(16,480)
Effect of foreign exchange	-	(2,459)
Balance, February 28,	5,052	410,369